Hedge Fund Guided Portfolio Solution

ADVISORY AGREEMENT

AGREEMENT made this 19 day of June, 2018, by and between Hedge Fund Guided Portfolio Solution, a Delaware statutory trust (the “Fund”), and Grosvenor Capital Management, L.P., an Illinois limited partnership (the “Adviser”).

WITNESSETH:

WHEREAS, the Fund has been established under the laws of the State of Delaware to invest primarily in a portfolio of Investment Funds (as defined below), which invest and trade in a broad range of securities, currencies, commodities and other financial instruments and to invest from time to time in other investments;

WHEREAS, the Fund is registered with the Securities and Exchange Commission (the “SEC”) pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company;

WHEREAS, the Fund and the Adviser wish to enter into an agreement setting forth the terms upon which the Adviser (or certain other parties acting pursuant to delegation from the Adviser) will perform certain services for the Fund;

NOW, THEREFORE, in consideration of the premises and covenants hereinafter contained, the parties agree as follows:

1.    (a)       The Fund hereby employs the Adviser to furnish the Fund continuously with Portfolio Management Services (as defined in Section 2 hereof), subject to the authority of the Adviser to delegate certain of its responsibilities hereunder to other parties as provided in Section 1(b) hereof. The Adviser hereby accepts such employment and agrees, at its own expense, to furnish such services (either directly or pursuant to delegation to other parties as and to the extent permitted by Section 1(b) hereof) and to assume the obligations herein set forth, for the compensation herein provided. The Adviser shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any other way or otherwise be deemed an agent of the Fund.

(b)      The Adviser may delegate any or all of its responsibilities hereunder with respect to the provision of Portfolio Management Services (and assumption of related expenses) with respect to all or any portion of the Fund’s assets to one or more other parties (each such party, a “Subadviser”), pursuant in each case to a written agreement with such Subadviser that meets the requirements of Section 15 of the 1940 Act applicable to contracts for service as investment adviser of a registered investment company (including without limitation the requirements for approval by the Fund’s Board of Trustees (the “Board”) and the investors in the Fund), subject, however, to such exemptions or no-action positions as may be granted by the SEC or its staff. Any Subadviser may (but need not) be affiliated with the Adviser.

(c)    In the event that the Adviser delegates to one or more Subadvisers all or part of its responsibilities hereunder with respect to the provision of Portfolio Management Services with respect to all or any portion of the Fund’s assets, the Adviser hereby agrees to furnish to the Fund the following services (“Oversight Services”):

(i)       supervision and oversight of each Subadviser’s provision of Portfolio Management Services with respect to the Fund;

(ii)      periodic evaluation of the Portfolio Management Services provided by each Subadviser, and of the investment performance of the Fund;

(iii)     advice to and consultation with the Board with respect to matters relating to the investment operations of the Fund, including matters relating to the selection, evaluation, retention and possible termination of each Subadviser; and

(iv)     regular reporting to the Board with respect to the foregoing matters.

(d)      Notwithstanding the appointment of the Adviser to provide certain management, administrative and other such services hereunder, the Board shall remain responsible for supervising and controlling the management, business and affairs of the Fund. The management, administrative and other services to be provided by the Adviser shall include:

(i)     providing administrative and secretarial, clerical and other personnel as necessary to provide the services required to be provided under this Agreement;

(ii)     supervising the entities which are retained by the Fund to provide administration, custody and other services to the Fund;

(iii)     assisting in the drafting and updating of disclosure documents relating to the Fund and assisting in the preparation of offering materials;

(iv)     assisting in the preparation and mailing of investor subscription documents and confirming the receipt of such documents and funds;

(v)     assisting in the preparation of regulatory filings with the SEC and state securities regulators and other Federal and state regulatory authorities;

(vi)     preparing reports to and other informational materials for members and assisting in the preparation of proxy statements and other member communications;

(vii)   monitoring compliance with regulatory requirements and with the Fund’s investment objective, policies and restrictions as established by the Board;

(viii)  reviewing accounting records and financial reports of the Fund, assisting with the preparation of the financial reports of the Fund and acting as liaison with the Fund’s accounting agent and independent auditors;

(ix)    assisting in the preparation and filing of tax returns;

(x)     coordinating and organizing meetings of the Board and meetings of the members of the Fund, in each case when called by such persons;

(xi)     preparing materials and reports for use in connection with meetings of the Board;

(xii)maintaining and preserving those books and records of the Fund not maintained by any Subadviser of the Fund or the Fund’s administrator, accounting agent or custodian (which books and records shall be the property of the Fund and maintained and preserved as required by the 1940 Act and the rules thereunder and shall be surrendered to the Fund promptly upon request);

(xiii)    reviewing and arranging for payment of the expenses of the Fund;

(xiv)    assisting the Fund in conducting offers to members of the Fund to repurchase member interests;

(xv)     reviewing and approving all regulatory filings of the Fund required under applicable law;

(xvi)    reviewing investor qualifications and subscription documentation and otherwise assisting in administrative matters relating to the processing of subscriptions for interests in the Fund to the extent such services are not provided by a placement agent or administrator for the Fund.

(xvii)   providing the services of persons employed by the Adviser or its affiliates who may be appointed as officers of the Fund by the Board; and

(xviii)  assisting the Fund in routine regulatory examinations, and working closely with any counsel retained to represent the members of the Board who are not “interested persons,” as defined by the 1940 Act and the rules thereunder, of the Fund in response to any litigation, investigations or regulatory matters.

Subject to the approval of the Board, the Adviser may, at its sole expense, retain one or more other companies (including affiliates of the Adviser) to provide any of the services required to be provided by it under this Agreement.

2.    The Adviser acknowledges that the Fund seeks to achieve its investment objectives (the “Fund Objectives”) by investing and reinvesting its assets primarily in a portfolio of equity interests issued by limited partnerships, limited liability companies, offshore corporations, business trusts and similar business vehicles whose primary business is investing in securities and other financial instruments but that are not registered or required to register as investment companies under the 1940 Act by virtue of the exclusion from the definition of “investment company” provided by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Investment Funds”). Accordingly, in providing services to the Fund hereunder, and subject to the supervision of the Board, the Adviser shall (subject to any delegation made pursuant to Section 1(b) of this Agreement) perform the following duties (“Portfolio Management Services”), in each case based upon its professional skill, experience and judgment and in a manner consistent with the Fund Objectives and the stated investment policies and investment restrictions of the Fund and such policies as may be adopted by the Board and communicated to the Adviser:

(a)    obtaining and evaluating such economic, statistical and financial data and information and undertaking such additional investment research as shall be necessary or advisable for the management of the investment and reinvestment of the assets of the Fund in accordance with the Fund Objectives;

(b)    identifying Investment Funds and other assets that are suitable investments for the Fund in light of the Fund Objectives;

(c)    allocating the Fund’s assets among Investment Funds and other assets in light of the Fund Objectives;

(d)    purchasing and selling securities of Investment Funds and other issuers on behalf of the Fund, including the completion and execution of subscription agreements or similar contracts on behalf of the Fund with respect to, and placing orders for, such purchases and sales and purchasing, selling or trading in other securities or financial instruments and other investments;

(e)    monitoring the performance of the Investment Funds in which the Fund has invested with a view to determining whether continued investment by the Fund in such Investment Funds is appropriate in light of the Fund Objectives;

(f)    evaluating and recommending appropriate changes to the Fund Objectives from time to time;

(g)    providing such other advice and services as the Board may from time to time reasonably request in connection with the investment operations of the Fund; and

(h)    regularly reporting to the Board with respect to the implementation of the investment policies of the Fund.

3.    The Adviser is responsible for all costs and expenses associated with the provision of its services hereunder. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as may be necessary to render the services required to be provided by the Adviser or furnished to the Fund under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or otherwise retained by the Adviser or made available to the Adviser. Nothing in this Agreement shall require the Adviser to bear, or to reimburse the Fund for:

(a)    office space, office supplies, telephone, utilities, facilities and equipment for the Fund;

(b)    executive and other personnel for managing the affairs of the Fund, other than for the provision of (1) Portfolio Management Services; (2) Oversight Services (if the Adviser shall have delegated to one or more Subadvisers any or all of its responsibilities hereunder with respect to the provision of Portfolio Management Services);

(c)    any of the costs of printing and mailing the items referred to in this Section 3;

(d)    any of the costs of preparing and printing any communications to Shareholders;

(e)    compensation of members of the Board of the Fund who are not directors, officers or employees of the Adviser or of any affiliated person (other than a registered investment company) of the Adviser;

(f)    registration, filing and other fees in connection with requirements of regulatory authorities;

(g)    the charges and expenses of any entity appointed by the Fund for custodial, paying agent, investor servicing, escrow, and administration services;

(h)    charges and expenses of independent accountants retained by the Fund;

(i)    charges and expenses of any transfer agents and registrars appointed by the Fund;

(j)    brokers’ commissions and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party;

(k)    taxes and fees payable by the Fund to federal, state or other governmental agencies;

(l)    any cost of certificates representing interests in the Fund;

(m)    legal or compliance fees and expenses in connection with the affairs of the Fund, including fees and expenses incurred in connection with compliance with federal and state securities and other laws;

(n)    expenses of meetings of investors in, and the Board of, the Fund;

(o)    interest, including interest on borrowings by the Fund;

(p)    expenses incurred in connection with maintaining and preserving all records of the Fund;

(q)    the costs of services, including services of counsel, required in connection with the preparation of the Fund’s registration statements and offering memoranda, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Fund, and notices and proxy solicitation material furnished to investors in the Fund or regulatory authorities;

(r)    the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond;

(s)    the Fund’s expenses of bookkeeping, accounting, tax preparation, auditing and financial reporting, including related clerical expenses; and

(t)    expenses incurred reviewing and arranging for the payment of any fees and expenses.

4.    The Fund will reimburse the Adviser or one or more Subadvisers for out-of-pocket costs and expenses incurred by the Adviser or such Subadviser(s) in connection with the operation of the Fund. Any such costs and expenses of the Adviser will not exceed 0.05% per annum of the Fund’s average month-end net assets. The Adviser’s out-of-pocket costs and expenses are expected to include:

(a)    operational due diligence expenses, which consist primarily of legal expenses and professional fees paid to third-party investigation firms to conduct background investigations on existing and prospective Advisers;

(b)    technology expenses, which consist primarily of software, software and data licensing, development, programming, operating costs paid to third-party vendors to support the operating platforms of the Fund and costs related to the licensing, usage and redistribution of data and performance benchmarks; and

(c)    risk-aggregation reporting expenses, which consist primarily of fees payable to organizations that collect and aggregate exposure data from Investment Funds and provide related reports to the Adviser in connection with the Adviser’s risk management process.

5.    All activities undertaken by the Adviser or any Subadviser pursuant to this Agreement shall at all times be subject to the supervision and control of the Board, any duly constituted committee thereof or any officer of the Fund acting pursuant to like authority and to such policies as the Board may determine.

6.    The services to be provided by the Adviser hereunder are not to be deemed exclusive and the Adviser shall be free to render similar services to others, so long as its services hereunder are not impaired thereby.

7.    As full compensation for all services rendered, facilities furnished and expenses borne by the Adviser hereunder, the Fund shall pay the Adviser compensation calculated and payable in the manner set out in Schedule A hereto (or such lesser amount as the Adviser may from time to time agree to receive). The Adviser hereby acknowledges that the Fund’s obligation to pay such compensation is binding only on the assets and property belonging to the Fund.

8.    It is understood that any of the investors in and managers, officers, employees and agents of the Fund may be a shareholder, member, partner, trustee, officer, employee or agent of, or be otherwise interested in, the Adviser, any affiliated person of the Adviser, any organization in which the Adviser may have an interest or any organization which may have an interest in the Adviser; that the Adviser, any such affiliated person or any such organization may have an interest in the Fund; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in this Agreement and Declaration of Trust of the Fund, the certificate of limited partnership of the Adviser or specific provisions of applicable law.

9.    (a)  This Agreement shall become effective as of the date of its execution, and unless otherwise terminated, this Agreement shall continue in effect through June 18, 2020, and from year to year thereafter so long as such continuance is specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by vote of a majority of the members of the Board who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

(b)      This Agreement may at any time be terminated on sixty days’ written notice to the Adviser either by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund.

(c)      This Agreement shall automatically terminate in the event of its assignment.

(d)      This Agreement may be terminated by the Adviser on sixty days’ written notice to the Fund.

(e)      Termination of this Agreement pursuant to this Section 9 shall be without the payment of any penalty.

(f)      The Adviser shall, to the extent required by applicable law or regulation, provide the Fund with notice of any change of ownership of the Adviser within a reasonable time after such change.

10.  This Agreement may be amended at any time by mutual written consent of the parties, provided that such consent on the part of the Fund shall have been approved by vote of a majority of the outstanding voting securities of the Fund, (if such approval is required by the 1940 Act) and by vote of a majority of the members of the Board who are not interested persons of the Fund or the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

11.  For the purpose of this Agreement, the terms “vote of a majority of the outstanding voting securities,” “interested person,” “affiliated person” and “assignment” shall have their respective meanings defined in the 1940 Act and the rules thereunder, subject, however, to such exemptions or no-action positions as may be granted by the SEC or its staff under the 1940 Act.

12.  In the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or reckless disregard of its obligations and duties hereunder, the Adviser, including its officers, directors, employees or agents and its affiliates, successors or other legal representatives (collectively, the “Affiliates”) shall not be subject to any liability to the Fund, to any investor in the Fund or to any trustee, director, officer or manager thereof, for any error or judgment, mistake of law, act or omission by Adviser or any of the Affiliates or by any sub-adviser or sub-manager, if any, or for any loss suffered by the Fund in the course of, or connected with, rendering services hereunder.

13.  (a)  The Fund shall indemnify the Adviser and its trustees, directors, partners, officers or employees and their respective affiliates, executors, heirs, assigns, successors or other legal representatives (each an “Indemnified Person”) against any and all costs, losses, claims, damages or liabilities, joint or several, including, without limitation, reasonable attorneys’ fees and disbursements, resulting in any way from the performance or non-performance of any Indemnified Person’s duties with respect to the Fund, except those resulting from the willful malfeasance, bad faith or gross negligence of an Indemnified Person or the Indemnified Person’s reckless disregard of such duties, and in the case of criminal proceedings, unless such Indemnified Person had reasonable cause to believe its actions unlawful (collectively, “disabling conduct”). Indemnification shall be made following: (i) a final decision on the merits by a court or other body before which the proceeding was brought that the Indemnified Person was not liable by reason of disabling conduct or (ii) a reasonable determination, based upon a review of the facts and reached by (A) the vote of a majority of the Trustees who are not parties to the proceeding or (B) legal counsel selected by a vote of a majority of the Board in a written advice, that the Indemnified Person is entitled to indemnification hereunder. The Fund shall advance to an Indemnified Person (to the extent that it has available assets and need not borrow to do so) reasonable attorneys’ fees and other costs and expenses incurred in connection with defense of any action or proceeding arising out of such performance or non-performance. The Adviser agrees, and each other Indemnified Person will agree as a condition to any such advance, that in the event the Indemnified Person receives any such advance, the Indemnified Person shall reimburse the Fund for such fees, costs and expenses to the extent that it shall be determined that the Indemnified Person was not entitled to indemnification under this paragraph 13.

(b)     Notwithstanding any of the foregoing to the contrary, the provisions of paragraph 12 and this paragraph 13 shall not be construed so as to relieve the Indemnified Person of, or provide indemnification with respect to, any liability (including liability under Federal Securities laws, which, under certain circumstances, impose liability even on persons who act in good faith) to the extent (but only to the extent) that such liability may not be waived, limited or modified under applicable law or that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the provisions of paragraph 12 and this paragraph 13 to the fullest extent permitted by law.

14.     If any term or provision of this Agreement or the application thereof to any person or circumstances is held to be invalid, illegal or otherwise unenforceable to any extent, then, to the fullest extent permitted by law: (a) such invalidity, illegality or unenforceability shall not affect any other term or provision of this Agreement; (b) all other terms and provisions of this Agreement shall remain in full force and effect and shall be liberally construed in order to carry out the intent of the parties hereto as nearly as may be possible; and (c) the parties hereto shall use all reasonable efforts to substitute a valid, legal and enforceable provision which, insofar as practicable, implements the purposes and intent of this Agreement.

15.     The provisions of this Agreement, including without limitation, paragraphs 7, 12 and 13, of this Agreement, that by their terms or by their context are to be performed in whole or in part after termination of this Agreement shall survive termination of this Agreement.

16.     Any notice under this Agreement shall be given in writing and shall be deemed to have been duly given when delivered by hand or facsimile or five days after mailed by certified mail, post-paid, by return receipt requested to the other party at the principal office of such party.

17.     This Agreement shall be construed in accordance with the laws of the State of Delaware and the applicable provisions of the 1940 Act. To the extent the applicable law of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

18.     The Fund represents that this Agreement has been duly approved by the Board, including the vote of a majority of the Independent Trustees, and by the vote of a “majority of the outstanding voting securities of the Fund,” as defined by the 1940 Act and the rules thereunder.

19.     The parties to this Agreement agree that the obligations of the Fund under this Agreement shall not be binding upon any of the Trustees, members of the Fund or any officers, employees or agents, whether past, present or future, of the Fund, individually, but are binding only upon the assets and property of the Fund.

20.     This Agreement embodies the entire understanding of the parties.

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Advisory Agreement

IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.

HEDGE FUND GUIDED PORTFOLIO SOLUTION

By:
Name: Scott J. Lederman
Title: President and Chief Executive Officer

GROSVENOR CAPITAL MANAGEMENT, L.P.

By:	GCM, L.L.C., its General Partner
By:	Grosvenor Holdings, L.L.C., its Manager

By:
Name:
Title:

SCHEDULE A

COMPENSATION

Capitalized terms used in this Schedule A but not defined herein or elsewhere in this Agreement shall have the meanings given them in the Fund’s Agreement and Declaration of Trust, as in effect from time to time.

The compensation payable by the Fund to the Adviser under this Agreement shall consist of the following:

1.      Advisory Fee. The Fund pays the Adviser a monthly fee of 0.045833% (0.55% on an annualized basis) of the net assets of the Fund determined as of the last business day of the month (prior to any withdrawal or distribution of capital during the month) (the “Advisory Fee”). The Advisory Fee is payable monthly in arrears on or before the thirtieth day of the following month.

2.      Reimbursement of Certain Expenses. The Fund will reimburse the Adviser or one or more Subadvisers for out-of-pocket expenses as described in Section 4 of this Agreement.